NATIONWIDE VARIABLE INSURANCE TRUST
NVIT Allspring Discovery Fund	NVIT J.P. Morgan Large Cap Growth Fund
NVIT Amundi Multi Sector Bond Fund	NVIT J.P. Morgan MozaicSM Multi-Asset Fund
NVIT AQR Large Cap Defensive Style Fund	NVIT J.P. Morgan U.S. Equity Fund
NVIT BlackRock Equity Dividend Fund	NVIT J.P. Morgan US Technology Leaders Fund
NVIT BNY Mellon Core Plus Bond Fund	NVIT Jacobs Levy Large Cap Core Fund (formerly,
NVIT BNY Mellon Dynamic U.S. Core Fund	NVIT Neuberger Berman Multi Cap Opportunities
NVIT BNY Mellon Dynamic U.S. Equity Income	Fund)
Fund	NVIT Jacobs Levy Large Cap Growth Fund
NVIT Bond Index Fund	NVIT Loomis Short Term Bond Fund (formerly,
NVIT Calvert Equity Fund (formerly, NVIT BNY	NVIT Short Term Bond Fund)
Mellon Sustainable U.S. Equity Fund)	NVIT Mid Cap Index Fund
NVIT Columbia Overseas Value Fund	NVIT Victory Mid Cap Value Fund (formerly, NVIT
NVIT Core Bond Fund	Multi-Manager Mid Cap Value Fund)
NVIT DoubleLine Total Return Tactical Fund	NVIT Multi-Manager Small Cap Growth Fund
NVIT Emerging Markets Fund	NVIT Multi-Manager Small Cap Value Fund
NVIT Federated High Income Bond Fund	NVIT Multi-Manager Small Company Fund
NVIT Government Bond Fund	NVIT NS Partners International Focused Growth Fund
NVIT Government Money Market Fund	(formerly, NVIT AllianzGI International Growth Fund)
NVIT International Equity Fund	NVIT Real Estate Fund
NVIT International Index Fund	NVIT S&P 500 Index Fund
NVIT J.P. Morgan Digital Evolution Strategy Fund	NVIT Small Cap Index Fund
NVIT J.P. Morgan Innovators Fund

Supplement dated February 28, 2024
to the Statement of Additional Information (“SAI”) dated May 1, 2023

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the SAI.

NVIT BNY Mellon Core Plus Bond Fund

Effective immediately, the SAI is amended as follows:

1.	All references to, and information regarding, Gautam Khanna, CFA, CPA are deleted in their entirety.

2.	The subsection “Investments in Each Fund” under the heading “Appendix C – Portfolio Managers” is amended to include the following:

Name of Portfolio Manager	Fund Name	Dollar Range of Investments in Each Fund (as of December 31, 2023)
Insight North America LLC
Brendan Murphy, CFA	NVIT BNY Mellon Core Plus Bond Fund	None
Scott Zaleski, CFA	NVIT BNY Mellon Core Plus Bond Fund	None

3.	The subsection “Other Managed Accounts” under the heading “Appendix C – Portfolio Managers” is amended to include the following:

Name of Portfolio Manager	Number of Accounts Managed by Each Portfolio Manager and Total Assets by Category (As of December 31, 2023)
Insight North America LLC
Brendan Murphy, CFA	Mutual Funds: 3 accounts, $2.76 billion total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Pooled Investment Vehicles: 4 accounts, $213.2 million total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Accounts: 5 accounts, $2.52 billion total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Scott Zaleski, CFA	Mutual Funds: 4 accounts, $4.28 billion total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Pooled Investment Vehicles: 1 account, $177.7 million total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Accounts: 18 accounts, $3.15 billion total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE